Cover	May 15, 2020
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2020
Entity File Number	1-14880
Entity Registrant Name	Lions Gate Entertainment Corp.
Entity Central Index Key	0000929351
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	250 Howe Street, 20th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3R8
City Area Code	877
Local Phone Number	848-3866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A Voting Common Shares, no par value per share
Trading Symbol	LGF.A
Security Exchange Name	NYSE
Common Class B
Entity Information [Line Items]
Title of 12(b) Security	Class B Non-Voting Common Shares, no par value per share
Trading Symbol	LGF.B
Security Exchange Name	NYSE
Principal Executive Offices
Entity Information [Line Items]
Entity Address, Address Line One	2700 Colorado Avenue
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404